Supplemental Oil and Gas Disclosures - Revenue and Direct Cost Information Relating to Company's Oil and Gas Exploration and Production Activities (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	$ 15,911	$ 16,428	$ 16,337
Depreciation, depletion, and amortization
Recurring	4,894	4,860	3,829
Additional	995	1,926	109
Asset retirement obligation accretion	238	228	150
Lease operating expenses	2,864	2,784	2,440
Gathering and transportation	288	295	289
Production taxes	760	783	846
Income tax	2,472	2,788	3,701
Oil and gas properties production expense	12,511	13,664	11,364
Results of operation	3,400	2,764	4,973
Amortization rate per boe	18.67	17.18	14.18
United States [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	6,902	6,226	6,104
Depreciation, depletion, and amortization
Recurring	2,227	1,984	1,634
Additional	552
Asset retirement obligation accretion	94	112	97
Lease operating expenses	1,320	1,386	1,167
Gathering and transportation	84	69	64
Production taxes	324	279	255
Income tax	817	851	1,025
Oil and gas properties production expense	5,418	4,681	4,242
Results of operation	1,484	1,545	1,862
Amortization rate per boe	18.39	17.24	15.55
Canada [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	1,224	1,322	1,617
Depreciation, depletion, and amortization
Recurring	426	580	537
Additional		1,883
Asset retirement obligation accretion	49	41	26
Lease operating expenses	459	458	470
Gathering and transportation	155	163	165
Production taxes	40	42	44
Income tax	24	(466)	95
Oil and gas properties production expense	1,153	2,701	1,337
Results of operation	71	(1,379)	280
Amortization rate per boe	10.89	11.66	10.44
Egypt [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	3,917	4,554	4,791
Depreciation, depletion, and amortization
Recurring	881	924	818
Lease operating expenses	471	410	398
Gathering and transportation	42	39	35
Income tax	1,161	1,527	1,699
Oil and gas properties production expense	2,555	2,900	2,950
Results of operation	1,362	1,654	1,841
Amortization rate per boe	16.21	13.81	11.63
Australia [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	1,140	1,575	1,734
Depreciation, depletion, and amortization
Recurring	361	460	435
Asset retirement obligation accretion	27	17	10
Lease operating expenses	214	215	197
Production taxes	14	11	9
Income tax	157	262	325
Oil and gas properties production expense	773	965	976
Results of operation	367	610	758
Amortization rate per boe	17.47	17.67	16.59
North Sea [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Oil and gas production revenues	2,728	2,751	2,091
Depreciation, depletion, and amortization
Recurring	999	912	405
Additional	367
Asset retirement obligation accretion	68	58	17
Lease operating expenses	400	315	208
Gathering and transportation	7	24	25
Production taxes	382	451	538
Income tax	313	614	557
Oil and gas properties production expense	2,536	2,374	1,750
Results of operation	192	377	341
Amortization rate per boe	37.25	32.65	20.21
Other International [Member]
Depreciation, depletion, and amortization
Additional	76	43	109
Oil and gas properties production expense	76	43	109
Results of operation	$ (76)	$ (43)	$ (109)